Document and Entity Information	12 Months Ended
Jan. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2011
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Jul. 18, 2012
Document Effective Date	Jul. 18, 2012
Prospectus Date	Jan. 01, 2012